As filed with the Securities and Exchange Commission on October 12, 2005

 Securities Act File No. 33-24962
Investment Company Act File No. 811-5186

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

Registration Statement under the Securities Act of 1933

Post-Effective Amendment No. 54

Registration Statement under the Investment Company Act of 1940

Amendment No. 56

AMERICAN SKANDIA TRUST

(Exact Name of Registrant as Specified in Charter)

Gateway Center Three, 100 Mulberry Street,

Newark, New Jersey 07102

(Address of Principal Executive Offices) (Zip Code)

(203) 926-1888

(Registrant’s Telephone Number, Including Area Code)

Deborah A. Docs

Secretary

American Skandia Trust

Gateway Center Three, 100 Mulberry Street,

Newark, New Jersey 07102

(Name and Address of Agent for Service)

Copies to:

Christopher E. Palmer

Goodwin Procter LLP

901 New York Avenue, N.W.

Washington, D.C. 20001

It is proposed that this filing will become effective (check appropriate space):

☐                                    immediately upon filing pursuant to paragraph (b).

☒                                    on November 14 , 2005 pursuant to paragraph (b) of rule 485.

☐                                    60 days after filing pursuant to paragraph (a)(1).

☐                                    on (date) pursuant to paragraph (a)(1).

☐                                    75 days after filing pursuant to paragraph (a)(2).

☐                                    on (date) pursuant to paragraph (a)(2) of rule 485.

☒                                    this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Shares of Beneficial Interest of the Various Series of American Skandia Trust
(Title of Securities Being Registered)

Parts A, B, and C to Post-Effective Amendment No. 53 to the Registration Statement on Form N-1A (File Nos. 33-24962 and
811-5186) (the “Registration Statement”) of American Skandia Trust (the “Registrant”) under the Securities Act of 1933 (the “Securities Act”) and Amendment No. 55 to the Registration Statement under the Investment Company Act of 1940 filed with the Securities and Exchange Commission as of July 25, 2005 (the “Amendment”) are incorporated herein by reference.  The Registrant is submitting this Post-Effective Amendment No. 54 to the Registration Statement for the sole purpose of extending the pending effective date of the Amendment.  The Amendment originally requested an effective date of 82 days after the filing date thereof pursuant to paragraph (a)(2) of Rule 485 under the Securities Act.  It is now proposed that the Amendment becomes effective on November 14, 2005 pursuant to Rule 485(b)(1)(iii) under the Securities Act.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it meets all requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to have been signed on its behalf, in the City of Newark, and State of New Jersey, on the 12th day of October, 2005.

By:	/s/ David R. Odenath
David R. Odenath
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 12th day of October, 2005.

Signature	Title

David R. Odenath*	Trustee and President (Principal Executive Officer)
David R. Odenath

Grace Torres*	Treasurer (Principal Financial and Accounting Officer)
Grace Torres

Delayne Dedrick Gold*	Trustee
Delayne Dedrick Gold

Saul K. Fenster*	Trustee
Sauk K. Fenster, Ph.D.

Robert F. Gunia*	Trustee
Robert F. Gunia

W. Scott McDonald, Jr.*	Trustee and Vice-Chairman
W. Scott McDonald, Jr.

Thomas T. Mooney*	Trustee and Chairman
Thomas T. Mooney

Thomas M. O’Brien*	Trustee
Thomas M. O’Brien

John A. Pileski*	Trustee
John A. Pileski

F. Don Schwartz*	Trustee
F. Don Schwartz

*By:	/s/John P. Schwartz